Exhibit 99.1

FIFTH THIRD AUTO TRUST 2008-1

Statement to Securityholders

Determination Date: July 14, 2008

DATES
Cutoff Date	2/29/2008
Closing Date	3/31/2008
Collection Period	4
Collection Period Beginning Date	6/01/2008
Collection Period Ending Date	6/30/2008
LIBOR Determination Date	6/12/2008
Payment Date	7/15/2008

I. DEAL SUMMARY

	Initial Balance	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance	Note Factor	Final Maturity
Class A-1 Notes	$201,000,000.00	$115,245,100.85	$25,947,707.18	$89,297,393.67	0.44427	4/15/2009
Class A-2-A Notes	$102,000,000.00	$102,000,000.00	$0.00	$102,000,000.00	1.00000	2/15/2011
Class A-2-B Notes	$143,000,000.00	$143,000,000.00	$0.00	$143,000,000.00	1.00000	2/15/2011
Class A-3-A Notes	$157,000,000.00	$157,000,000.00	$0.00	$157,000,000.00	1.00000	1/17/2012
Class A-4-A Notes	$117,000,000.00	$117,000,000.00	$0.00	$117,000,000.00	1.00000	1/15/2013
Class A-4-B Notes	$30,000,000.00	$30,000,000.00	$0.00	$30,000,000.00	1.00000	1/15/2013
Class B Notes	$20,925,000.00	$20,925,000.00	$0.00	$20,925,000.00	1.00000	12/15/2015
Class C Notes	$20,514,000.00	$20,514,000.00	$0.00	$20,514,000.00	1.00000	12/15/2015
Class D Notes	$23,386,000.00	$23,386,000.00	$0.00	$23,386,000.00	1.00000	12/15/2015
Total Securities	$814,825,000.00	$729,070,100.85	$25,947,707.18	$703,122,393.67	0.92942

Overcollateralization	$5,748,733.90	$13,539,466.61		$13,539,466.61
Reserve Account Balance	$2,051,422.03	$2,051,422.03		$2,051,422.03
Net Pool Balance	$820,573,733.90	$742,609,567.46		$716,661,860.28

	Coupon Rate	Beginning Balance	Interest Distributable Amount
Class A-1 Notes	2.73023%	$115,245,100.85	$253,464.54
Class A-2-A Notes	3.58000%	$102,000,000.00	$304,300.00
Class A-2-B Notes (1ML + 1.25%)	3.72125%	$143,000,000.00	$428,667.33
Class A-3-A Notes	4.07000%	$157,000,000.00	$532,491.67
Class A-4-A Notes	4.81000%	$117,000,000.00	$468,975.00
Class A-4-B Notes (1ML + 2.00%)	4.47125%	$30,000,000.00	$108,055.21
Class B Notes	5.51000%	$20,925,000.00	$96,080.63
Class C Notes	6.08000%	$20,514,000.00	$103,937.60
Class D Notes	6.66000%	$23,386,000.00	$129,792.30

		$729,070,100.85	$2,425,764.26

	Principal Payments per $1,000 of Original Face Amount	Interest Payments per $1,000 of Original Face Amount	Total Payments per $1,000 of Original Face Amount
Class A-1 Notes	$129.09	$1.26	$130.35
Class A-2-A Notes	$0.00	$2.98	$2.98
Class A-2-B Notes	$0.00	$3.00	$3.00
Class A-3-A Notes	$0.00	$3.39	$3.39
Class A-4-A Notes	$0.00	$4.01	$4.01
Class A-4-B Notes	$0.00	$3.60	$3.60
Class B Notes	$0.00	$4.59	$4.59
Class C Notes	$0.00	$5.07	$5.07
Class D Notes	$0.00	$5.55	$5.55

FIFTH THIRD AUTO TRUST 2008-1

Statement to Securityholders

Determination Date: July 14, 2008

II. AVAILABLE FUNDS

Interest Collections	$5,160,570.33
Principal Collections	$24,565,389.75
Liquidation Proceeds	$397,710.44
Recoveries	$0.00
Total Fees Advanced to Servicer	($28,016.29)

Total Collections	$30,095,654.23

Repurchase Amounts Related to Principal	$0.00
Repurchase Amounts Related to Interest	$0.00

Total Repurchases	$0.00

Reserve Account Draw Amount	$0.00

Net Swap Receipt - Class A-2-B	$0.00
Net Swap Receipt - Class A-4-B	$0.00

Total Net Swap Receipts	$0.00

Total Available Funds	$30,095,654.23

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fees	$309,420.73	$309,420.73	$0.00	$0.00	$29,786,233.50
Net Swap Payment - Class A-2-B	$3,311.84	$3,311.84	$0.00	$0.00	$29,782,921.66
Net Swap Payment - Class A-4-B	$14,069.79	$14,069.79	$0.00	$0.00	$29,768,851.87
Senior Swap Termination Payments	$0.00	$0.00	$0.00	$0.00	$29,768,851.87
Class A-1 Note Interest	$253,464.54	$253,464.54	$0.00	$0.00	$29,515,387.33
Class A-2-A Note Interest	$304,300.00	$304,300.00	$0.00	$0.00	$29,211,087.33
Class A-2-B Note Interest	$428,667.33	$428,667.33	$0.00	$0.00	$28,782,420.00
Class A-3-A Note Interest	$532,491.67	$532,491.67	$0.00	$0.00	$28,249,928.34
Class A-4-A Note Interest	$468,975.00	$468,975.00	$0.00	$0.00	$27,780,953.34
Class A-4-B Note Interest	$108,055.21	$108,055.21	$0.00	$0.00	$27,672,898.13
First Allocation of Principal	$0.00	$0.00	$0.00	$0.00	$27,672,898.13
Class B Note Interest	$96,080.63	$96,080.63	$0.00	$0.00	$27,576,817.50
Second Allocation of Principal	$0.00	$0.00	$0.00	$0.00	$27,576,817.50
Class C Note Interest	$103,937.60	$103,937.60	$0.00	$0.00	$27,472,879.90
Third Allocation of Principal	$0.00	$0.00	$0.00	$0.00	$27,472,879.90
Class D Note Interest	$129,792.30	$129,792.30	$0.00	$0.00	$27,343,087.60
Fourth Allocation of Principal	$12,408,240.57	$12,408,240.57	$0.00	$0.00	$14,934,847.03
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,934,847.03
Regular Principal Distribution Amount	$13,539,466.61	$13,539,466.61	$0.00	$0.00	$1,395,380.42
Subordinated Swap Termination Payments	$0.00	$0.00	$0.00	$0.00	$1,395,380.42
Owner & Indenture Trustee Fees	$0.00	$0.00	$0.00	$0.00	$1,395,380.42
Remaining Funds to Residual Certificateholder	$1,395,380.42	$1,395,380.42	$0.00	$0.00	$0.00

	$30,095,654.23	$30,095,654.23
Principal Payment:

First Allocation of Principal		$0.00
Second Allocation of Principal		$0.00
Third Allocation of Principal		$0.00
Fourth Allocation of Principal		$12,408,240.57
Regular Principal Distribution Amount		$13,539,466.61

Total		$25,947,707.18

FIFTH THIRD AUTO TRUST 2008-1

Statement to Securityholders

Determination Date: July 14, 2008

IV. POOL INFORMATION

	Initial Period	Beginning of Current Period	End of Current Period	Pool Factor
Pool Balance	$820,573,733.90	$742,609,567.46	$716,661,860.28	0.873367
Number of Receivables Outstanding	50,188	47,987	47,125
Weighted Average Contract Rate	8.2025	8.2146	8.2164
Weighted Average Remaining Term (mos)	57	54	53

V. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$2,051,422.03
Target Credit Enhancement Overcollateralization Amount	$13,539,466.61
Beginning Period Overcollateralization Amount	$13,539,466.61
Ending Period Overcollateralization Amount	$13,539,466.61

Overcollateralization Shortfall	$0.00

V. RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$2,051,422.03
Beginning Reserve Account Balance	$2,051,422.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$2,051,422.03

VI. LOSS & DELINQUENCY INFORMATION

	# of Receivables	Amount
Realized Losses for Collection Period	80	$1,064,248.90
(Recoveries for Collection Period)	—	$0.00

Losses Net of Recoveries for Collection Period	80	$1,064,248.90
Annualized Losses Net of Recoveries for Collection Period as % of Ending Pool Balance		0.13%

Cumulative Losses Net of Recoveries for All Collection Periods		$1,064,248.90
Cumulative Losses Net of Recoveries as % of Initial Pool Balance		0.13%

Receivables 30-59 Days Delinquent	276	$5,088,073.47
As % of Ending Pool Balance	0.59%	0.71%

Receivables 60-89 Days Delinquent	94	$1,474,326.42
As % of Ending Pool Balance	0.20%	0.21%

Receivables 90+ Days Delinquent	35	$649,180.65
As % of Ending Pool Balance	0.07%	0.09%

Total Delinquencies	405	$7,211,580.54
As % of Ending Pool Balance	0.86%	1.01%